SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liabilitity
2023	$ 42,242		$ 42,000	$ 39,200
2024	8,644		$ 44,800	$ 42,000
2025	8,644
2026	5,763
Total lease payments	65,294
Less: amount representing interest	(5,397)
Total lease obligations	59,897	$ 104,124
Less: current portion of operating lease liability	(39,200)	(44,577)
Long-term portion operating lease liability	$ 20,697	$ 59,897